Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options
Note 11 - Stock Options

Note 11 - Stock Options

The table below summarizes the Company’s stock option activities for the nine months ended September 30, 2021:

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2021	58,133,001	$0.005-1,121,250,000	$0.03704
Granted	-	-	-
Exercised	(42,500,000)	$0.005	$0.005
Expired	-	-	-
Balance outstanding, September 30, 2021	15,633,001	$0.005-1,121,250,000	$0.05084
Balance exercisable, September 30, 2021	15,633,001	$0.005-1,121,250,000	$0.05084

At September 30, 2021, the intrinsic value of outstanding options was $1,168,000.

In February 2021, 12,250,000 unvested options granted in fiscal 2020 were modified and such options became fully vested. Pursuant to current accounting guidelines, the Company remeasured the fair value of these options and determined their fair value to be $3,675,000 and was recorded as stock compensation expense.

During the period ended September 30, 2021, the Company recorded additional stock compensation expense of $2,712,000 to account for options granted in the prior year that vested. In addition, the Company also issued 39,955,655 shares of the Company’s common stock upon cashless exercise of 42,500,000 options.

The following table summarizes information concerning the Company’s stock options as of September 30, 2021:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	2	$1,121,250,000	1	2	$1,121,250,000
$0.005	15,000,000	10	$0.005	15,000,000	10	$0.005
$2.85	126,000	7	$2.85	126,000	7	$2.85
$2.05	115,000	9	$2.05	115,000	9	$2.05
$3.125	392,000	6	$3.125	392,000	6	$3.125
$0.0041 - 975,000,000	15,633,001	6.8	$0.05084	15,633,001	6.8	$0.05084